Pioneer Disciplined
Growth Fund

Schedule of Investments| May 31, 2021

Ticker Symbols: Class A PINDX Class C INDCX Class Y INYDX

Schedule of Investments | 5/31/21 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.7%
	COMMON STOCKS - 98.7% of Net Assets
	Aerospace & Defense - 1.0%
385,559	Spirit AeroSystems Holdings, Inc.	$18,973,358
	Total Aerospace & Defense	$18,973,358
	Air Freight & Logistics - 1.5%
128,118	United Parcel Service, Inc., Class B	$27,494,123
	Total Air Freight & Logistics	$27,494,123
	Auto Components - 1.1%
130,345(a)	Aptiv Plc	$19,606,495
	Total Auto Components	$19,606,495
	Beverages - 1.0%
76,716	Constellation Brands, Inc.	$18,390,360
	Total Beverages	$18,390,360
	Capital Markets - 2.0%
105,558	CME Group, Inc.	$23,091,868
33,305	S&P Global, Inc.	12,638,248
	Total Capital Markets	$35,730,116
	Chemicals - 0.7%
117,532	FMC Corp.	$13,714,809
	Total Chemicals	$13,714,809
	Consumer Discretionary - 4.6%
308,682	Ross Stores, Inc.	$39,014,318
389,877	Starbucks Corp.	44,399,193
	Total Consumer Discretionary	$83,413,511
	Containers & Packaging - 0.8%
180,955	Ball Corp.	$14,867,263
	Total Containers & Packaging	$14,867,263
	Electrical Equipment - 2.4%
166,474	Rockwell Automation, Inc.	$43,902,523
	Total Electrical Equipment	$43,902,523
	Electronic Equipment, Instruments & Components - 1.9%
168,310	Amphenol Corp.	$11,320,530
139,795	CDW Corp.	23,124,889
	Total Electronic Equipment, Instruments & Components	$34,445,419
	Entertainment - 1.7%
182,143	Electronic Arts, Inc.	$26,033,699
26,423(a)	Walt Disney Co.	4,720,469
	Total Entertainment	$30,754,168
	Equity Real Estate Investment Trusts (REITs) - 3.2%
214,605	Crown Castle International Corp.	$40,667,648
160,174	Prologis, Inc.	18,874,904
	Total Equity Real Estate Investment Trusts (REITs)	$59,542,552
	Health Care Equipment & Supplies - 4.6%
76,479(a)	ABIOMED, Inc.	$21,764,394
169,392	Danaher Corp.	43,388,067
90,556	ResMed, Inc.	18,640,952
	Total Health Care Equipment & Supplies	$83,793,413
	Health Care Providers & Services - 3.8%
167,328	UnitedHealth Group, Inc.	$68,925,750
	Total Health Care Providers & Services	$68,925,750
	Hotels, Restaurants & Leisure - 0.5%
92,320	Texas Roadhouse, Inc.	$9,297,547
	Total Hotels, Restaurants & Leisure	$9,297,547
	Industrial Conglomerates - 1.8%
141,406	Honeywell International, Inc.	$32,652,059
	Total Industrial Conglomerates	$32,652,059
	Insurance - 3.1%
101,515	Chubb, Ltd.	$17,256,535
103,479	Marsh & McLennan Cos., Inc.	14,316,319
247,899	Progressive Corp.	24,561,833
	Total Insurance	$56,134,687
	Interactive Media & Services - 9.3%
20,146(a)	Alphabet, Inc.	$47,481,100
369,987(a)	Facebook, Inc.	121,625,827
	Total Interactive Media & Services	$169,106,927
	Internet & Direct Marketing Retail - 6.1%
34,785(a)	Amazon.com, Inc.	$112,114,490
	Total Internet & Direct Marketing Retail	$112,114,490
	IT Services - 10.3%
188,956	Accenture Plc	$53,315,825
222,400	Automatic Data Processing, Inc.	43,594,848
344,002	Cognizant Technology Solutions Corp.	24,616,783
250,055	Paychex, Inc.	25,290,563
16,437(a)	PayPal Holdings, Inc.	4,273,949
Shares		Value
	IT Services – (continued)
160,227	Visa, Inc.	$36,419,597
	Total IT Services	$187,511,565
	Life Sciences Tools & Services - 1.1%
84,948(a)	IQVIA Holdings, Inc.	$20,401,112
	Total Life Sciences Tools & Services	$20,401,112
	Machinery - 1.9%
127,666	Illinois Tool Works, Inc.	$29,587,872
22,467	Stanley Black & Decker, Inc.	4,870,846
	Total Machinery	$34,458,718
	Pharmaceuticals - 3.3%
305,521	Eli Lilly & Co.	$61,024,765
	Total Pharmaceuticals	$61,024,765
	Semiconductors & Semiconductor Equipment - 3.7%
291,867	Analog Devices, Inc.	$48,041,308
150,978	QUALCOMM, Inc.	20,312,580
	Total Semiconductors & Semiconductor Equipment	$68,353,888
	Software - 16.5%
131,755(a)	Adobe, Inc.	$66,480,938
45,693(a)	Autodesk, Inc.	13,061,801
50,623(a)	Guidewire Software, Inc.	4,947,892
46,640	Intuit, Inc.	20,479,158
448,368	Microsoft Corp.	111,948,522
593,129	Oracle Corp.	46,702,977
117,225(a)	Salesforce.com, Inc.	27,911,272
72,257(a)	Zendesk, Inc.	9,874,642
	Total Software	$301,407,202
	Specialty Retail - 8.3%
160,939	Home Depot, Inc.	$51,325,056
63,855(a)	O’Reilly Automotive, Inc.	34,170,088
594,327	TJX Cos., Inc.	40,140,846
74,054(a)	Ulta Beauty, Inc.	25,575,289
	Total Specialty Retail	$151,211,279
	Textiles, Apparel & Luxury Goods - 0.9%
211,003	VF Corp.	$16,821,159
	Total Textiles, Apparel & Luxury Goods	$16,821,159
	Trading Companies & Distributors - 1.6%
557,603	Fastenal Co.	$29,575,263
	Total Trading Companies & Distributors	$29,575,263
	TOTAL COMMON STOCKS
	(Cost $1,530,138,358)	$1,803,624,521
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.7%
	(Cost $1,530,138,358)	$1,803,624,521
	OTHER ASSETS AND LIABILITIES - 1.3%	$24,083,369
	NET ASSETS - 100.0%	$1,827,707,890

REIT	Real Estate Investment Trust.

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of May 31, 2021, in valuing the Fund’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,803,624,521	$–	$–	$1,803,624,521
Total Investments in Securities	$1,803,624,521	$–	$–	$1,803,624,521

During the nine months ended May 31, 2021, there were no transfers in or out of Level 3.